Consolidated Statement Of Changes In Stockholders' Equity (Deficit) (Unaudited) - USD ($)	Magnolia Solar Corporation	Magnolia Solar Corporation Common Stock (Restated)	Magnolia Solar Corporation Additional Paid-in Capital (Restated)	Magnolia Solar Corporation Additional Paid in Capital - Warrants	Magnolia Solar Corporation Accumulated Deficits	Ecoark Holdings, Inc.	Ecoark Holdings, Inc. Preferred stock [Member]	Ecoark Holdings, Inc. Common Stock (Restated)	Ecoark Holdings, Inc. Additional Paid-in Capital (Restated)	Ecoark Holdings, Inc. Subscription Receivable	Ecoark Holdings, Inc. Accumulated Deficits	Ecoark Holdings, Inc. Treasury Stock	Ecoark Holdings, Inc. Non-controlling Interest
Balance at Dec. 31, 2013	$ (2,350,321)	$ 135	$ 1,991,275	$ 962,297	$ (5,304,028)
Balance (shares) at Dec. 31, 2013		135,341
Common shares issued for payment of interest	240,000	$ 23	$ 239,977
Common shares issued for payment of interest, shares		22,546
Common shares issued for services rendered	9,000	$ 1	$ 8,999
Common shares issued for services rendered, shares		1,022
Stock based compensation	27,684		$ 27,684
Net loss for the peroid	(573,718)				(573,718)
Balance at Dec. 31, 2014	(2,647,355)	$ 159	$ 2,267,935	$ 962,297	$ (5,877,746)
Balance (shares) at Dec. 31, 2014		158,909
Common shares issued for payment of interest	240,000	$ 31	$ 239,969
Common shares issued for payment of interest, shares		30,828
Common shares issued for services rendered
Common shares issued for services rendered, shares
Stock based compensation	31,144		31,144
Net loss for the peroid	(565,941)				(565,941)
Balance at Dec. 31, 2015	$ (2,942,152)	$ 190	$ 2,539,048	$ 962,297	$ (6,443,687)	$ (818,000)		$ 28,000	$ 35,796,000	$ (55,000)	$ (36,578,000)	$ (928,000)	$ (95,000)
Balance (shares) at Dec. 31, 2015		189,737						27,706
Re-issuance of treasury shares for cash, net of expenses						200,000			148,000			52,000
Re-issuance of treasury shares for cash, net of expenses, shares
Shares issued for cash in private placement, net of expenses						9,555,000		$ 2,000	13,843,000	(4,290,000)
Shares issued for cash in private placement, net of expenses, shares								2,389,000
Shares held by Magnolia Solar Corporation at time of merger						1,000		$ 1,000
Shares held by Magnolia Solar Corporation at time of merger, shares								1,351
Cancellation of treasury shares at time of merger						58,000			58,000
Collection of subscription receivable						55,000				55,000
Net loss for the peroid						(2,223,000)					(2,223,000)		2,000
Balance at Mar. 31, 2016						$ 6,828,000		$ 31,000	$ 49,897,000	$ (4,290,000)	$ (38,810,000)		$ (93,000)
Balance (shares) at Mar. 31, 2016								31,446